Commitments and Contingencies (Details Narrative) (10-K)						1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2020 USD ($) shares	Jul. 29, 2020 USD ($) shares	Jun. 04, 2020 shares	Sep. 13, 2017 shares	Aug. 22, 2017 $ / shares shares	Jun. 15, 2020 shares	Jul. 29, 2020 USD ($) shares	Nov. 30, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Jul. 02, 2020 USD ($)	May 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Other Commitments [Line Items]
Weighted average discount rate									10.40%
Weighted average remaining lease term									41 months
Operating lease right-of-use assets								$ 1,320,846	$ 490,984		$ 100,146	$ 500,000
Operating lease liabilities								$ 1,323,344	490,983
Operating lease expense									$ 56,000
Number of common stock shares issued | shares		757,000						95,700
Accrued interest	$ 150,000	$ 150,000					$ 150,000			$ 15,000
Number of common stock shares issued for services | shares									5,899
Subsequent Event [Member]
Other Commitments [Line Items]
Number of common stock shares issued | shares			85,905			25,000
Operating Lease Liabilities [Member]
Other Commitments [Line Items]
Operating lease liabilities									$ 488,778
Underwriter [Member]
Other Commitments [Line Items]
Sale of stock, price per share | $ / shares								$ 13.00	$ 13.00
Jed Kaplan [Member]
Other Commitments [Line Items]
Cash bonus	75,000	$ 75,000					$ 75,000		$ 216,625
Accrued interest								$ 75,000	$ 75,000
Jed Kaplan [Member] | Kaplan 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 5,000
Number of shares of common stock fully vested upon grant | shares	15,000	15,000					15,000
Cash bonus	$ 50,000	$ 50,000					$ 50,000
Initial term	1 year
Jed Kaplan [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Cash bonus	$ 75,000	$ 75,000					$ 75,000
Number of common stock shares issued | shares							300,000
Jed Kaplan [Member] | Subsequent Event [Member] | Kaplan 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 5,000
Number of shares of common stock fully vested upon grant | shares	15,000	15,000					15,000
Cash bonus	$ 50,000	$ 50,000					$ 50,000
Initial term	1 year
Board of Directors [Member]
Other Commitments [Line Items]
Number of common stock shares issued | shares									250,000
Mr. Franklin [Member]
Other Commitments [Line Items]
Number of shares of common stock fully vested upon grant | shares	250,000	250,000					250,000
Cash bonus	$ 75,000	$ 75,000					$ 75,000	216,625	$ 216,625
Accrued interest								75,000	75,000
Mr. Franklin [Member] | Franklin 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 12,500
Number of shares of common stock fully vested upon grant | shares	6,250	6,250					6,250
Cash bonus	$ 50,000	$ 50,000					$ 50,000
Mr. Franklin [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Number of shares of common stock fully vested upon grant | shares	250,000	250,000					250,000
Cash bonus	$ 75,000	$ 75,000					$ 75,000
Number of common stock shares issued | shares							265,000
Mr. Franklin [Member] | Subsequent Event [Member] | Franklin 2020 Agreement [Member]
Other Commitments [Line Items]
Monthly base salary	$ 12,500
Number of shares of common stock fully vested upon grant | shares	6,250	6,250					6,250
Cash bonus	$ 50,000	$ 50,000					$ 50,000
Employee and Directors [Member]
Other Commitments [Line Items]
Accrued interest									166,675
Number of common stock shares issued for services | shares	192,000
Employee and Directors [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Number of common stock shares issued | shares							192,000
Number of common stock shares issued for services | shares	192,000
Initial Public Offering [Member]
Other Commitments [Line Items]
Market value of shares held									15,000,000
Aggregate exercise price of unit sold to underwriters									$ 100
Number of shares issued under purchase option | shares					5,000,000				250,000
Options exercisable, per unit									11.50
Sale of stock, price per share | $ / shares					$ 10.00
Weighted average discount rate									12.00%
Initial Public Offering [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters								$ 100
Number of shares issued under purchase option | shares				200,000				250,000
Options exercisable, per unit								11.50
Over-Allotment Option [Member] | Underwriters [Member]
Other Commitments [Line Items]
Aggregate exercise price of unit sold to underwriters								$ 2,990,000	$ 2,990,000
Number of shares issued under purchase option | shares								260,000	260,000